Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Major Components of Tax Expense (Income)	The details of the provision for the Group’s consolidated income tax are as follows:

	2024	2023	2022
Current income tax	(14,335)	4,570	(4,655)
Deferred income tax	71,350	(83,243)	(22,103)
Income tax benefit / (expense)	57,015	(78,673)	(26,758)

Schedule of Applicable Tax Rate by Tax Jurisdiction
The statutory tax rate in the countries where the Group operates for all of the years presented are:

Tax Jurisdiction	Income Tax Rate
Argentina	35%
Brazil	34%
Uruguay	25%
Spain	25%
Luxembourg	24.94%
Chile	27%

Schedule of Temporary Difference, Unused Tax Losses and Unused Tax Credits
Deferred tax assets and liabilities of the Group as of December 31, 2024 and 2023, without taking into consideration the offsetting of balances within the same tax jurisdiction, will be recovered or settled as follows:

	2024	2023
Deferred income tax asset to be recovered after more than 12 months	23,428	36,028
Deferred income tax asset to be recovered within 12 months	77,777	43,337
Deferred income tax assets	101,205	79,365

Deferred income tax liability to be settled after more than 12 months	(272,403)	(427,360)
Deferred income tax liability to be settled within 12 months	(143,631)	(18,559)
Deferred income tax liability	(416,034)	(445,919)
Deferred income tax liability, net	(314,829)	(366,554)
The gross movement on the deferred income tax account is as follows:

	2024	2023
Beginning of year	(366,554)	(292,656)
Exchange differences	(160,927)	69,707
Changes of fair value valuation for farmlands	144,971	(62,988)
Disposal of farmland	2,265	10,492
Others	1,158	632
Tax credit relating to cash flow hedge (i)	(7,092)	(8,498)
Income tax benefit / (expense)	71,350	(83,243)
End of year	(314,829)	(366,554)

(i) Relates to the gain or loss before income tax of cash flow hedge recognized in other comprehensive income amounting to US$601 for the year ended December 31, 2024 (2023: US$7,319; 2022: US$15,621); net of the reclassification from Equity to the Income Statement of US$ 26,997 for the year ended December 31, 2024 (2023: US$ 49,737; 2022:
US$ 40,388).
The movement in the deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

Deferred income tax liabilities	Property, plant and equipment	Investment property	Biological assets	Others	Total
At January 1, 2023	389,146	8,979	30,461	9,810	438,396
Charged / (credited) to the statement of income	18,229	9,760	(2,984)	12,460	37,465
Farmlands revaluation	62,988	—	—	—	62,988
Disposals of farmland	(10,492)	—	—	—	(10,492)
Exchange differences	(75,928)	(2,851)	(4,097)	438	(82,438)
At December 31, 2023	383,943	15,888	23,380	22,708	445,919
Charged / (credited) to the statement of income	(11,199)	(17,396)	550	(8,815)	(36,860)
Farmlands revaluation	(144,971)	—	—	—	(144,971)
Disposals of farmland	(2,265)	—	—	—	(2,265)
Exchange differences	137,102	11,215	8,679	(2,785)	154,211
At December 31, 2024	362,610	9,707	32,609	11,108	416,034

Deferred income tax assets	Provisions	Tax loss carry forwards	Equity-settled share-based compensation	Borrowings	Biological assets	Others	Total
At January 1, 2023	6,622	110,195	3,575	25,932	—	(584)	145,740
(Credited) / charged to the statement of income	1,064	(29,585)	—	(26,696)	3,242	6,197	(45,778)
Tax charge relating to cash flow hedge	—	(8,498)	—	—	—	—	(8,498)
Exchange differences	3,752	(15,011)	—	1,137	(3,242)	633	(12,731)
Others	—	—	440	—	—	192	632
At December 31, 2023	11,438	57,101	4,015	373	—	6,438	79,365
Charged / (credited) to the statement of income	(4,433)	27,133	—	14,828	9,176	(12,214)	34,490
Tax charge relating to cash flow hedge	—	(7,092)	—	—	—	—	(7,092)
Exchange differences	4,555	(6,200)	—	(1,712)	(6,643)	3,284	(6,716)
Others	—	—	964	—	—	194	1,158
At December 31, 2024	11,560	70,942	4,979	13,489	2,533	(2,298)	101,205

Schedule of Tax Loss Carryforwards
As of December 31, 2024, the Group’s tax loss carry forwards and their corresponding jurisdictions are as follows:

Jurisdiction	Tax loss carry forward
Argentina (1)	104,947
Brazil	93,253
Uruguay	5,667
Luxembourg	19,209

(1) As of December 31, 2024, the aging of the determination tax loss carry forward in Argentina is as follows:

Year of generation	Amount
2020	499
2021	157
2022	29,873
2023	1,204
2024	73,213

Schedule of Reconciliation of Accounting Profit by Applicable Tax Rate and Average Effective Tax Rate
The tax on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rates applicable to profits in the respective countries as follows:

	2024	2023	2022
Tax calculated at the tax rates applicable to profits in the respective countries	(8,735)	(103,860)	(43,827)
Non-deductible items	(316)	(1,616)	(1,921)
Effect of the changes in the statutory income tax rate in Argentina	—	1,280	(2,237)
Tax losses where no deferred tax asset was recognized	(20)	(706)	(107)
Non-taxable income	15,215	19,994	16,879
Previously unrecognized tax losses now recouped to reduce tax expenses (1)	9,908	38,646	19,419
Effect of IAS 29 and tax adjustment per inflation in Argentina	36,563	(29,526)	(18,195)
Others	4,400	(2,885)	3,231
Income tax expense	57,015	(78,673)	(26,758)

(1) 2024 includes US$8,832 of adjustment by inflation of tax loss carryforwards in Argentina (US$37,151 in 2023 and US$16,044 in 2022).